Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventories

4. Inventories

Inventories, net of reserves of $2.7 million and $3.3 million at March 31, 2013 and December 31, 2012, respectively, consisted of the following:

	March 31, 2013	December 31 2012
	(In thousands)
Raw materials and supplies	$70,905	$71,548
Finished goods	74,966	75,099

Total	$145,871	$146,647

4. Inventories

Inventories, net of reserves of $3.3 million and $2.3 million at December 31, 2012 and 2011, respectively, consisted of the following:

	December 31,
	2012	2011
	(In thousands)
Raw materials and supplies	$71,548	$66,699
Finished goods	75,099	60,716

Total	$146,647	$127,415